COMMITMENTS AND CONTINGENT LIABILITIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Commitments And Contingencies [Line Items]
Maximum amount of penalties, upon exercise of an option to be released from operating lease agreements	$ 171
Rent expense	6,719	$ 6,242	$ 4,616
Guarantee obligation amount	721
Vehicles [Member]
Commitments And Contingencies [Line Items]
Rent expense	$ 798	$ 650	$ 484